Transactions with Related Parties (Details Textual) - ILS (₪) ₪ in Millions		1 Months Ended	12 Months Ended
	Jul. 26, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transactions with Related Parties (Textual)
DBS paid total amount to Spacecom			₪ 74
Management agreement, description			The management agreement stipulated that Eurocom Communications will provide the services of Shaul Elovitch, who will serve as executive chairman of the Board of Directors of the Company and its subsidiaries, with a position of 70%. In addition, it was determined that Eurocom Communications will provide directors on its behalf, to serve on the boards of directors of the Company and the subsidiary companies. Eurocom will also provide ongoing consulting services as follows: (A) directors’ compensation, consisting of annual participation compensation and actual participation compensation based on a maximum amount for one meeting (as this term is defined in the Companies Regulations (Rules for Compensation and Expenses of an External Director), 2000), based on the relevant rating of the Company of the subsidiary/sub-subsidiary (as the case may be) at that date, for the participation of the directors serving on behalf of the Company’s controlling shareholders, as part of their membership and their position as directors in the Company and/or its subsidiaries and the various committees, subject to adjustments in accordance with their number and presence at meetings; (B) NIS 3.5 per year for the service and activities of Shaul Elovitch as active chairman of the Board of Directors of the Company and its subsidiaries; and (C) NIS 432 thousand per year for ongoing consultation services.
Management agreement discontinued, description	Bezeq Board of Directors resolved that the provision of all components of the services under the Management Agreement was de facto discontinued on April 25, 2018, and determined the amount of NIS 800,000 due to Eurocom Communications from the Bezeq, for the period between January 1, 2018 and April 25, 2018 should not be paid, due to the restrictions imposed on the activities of Shaul Elovitch and other directors who serve or who served on the Board of Directors of Bezeq and its subsidiaries on behalf of Eurocom Communications in the reporting year, in connection with the investigation conducted by the ISA and the Israel Police. The amount was not paid to Eurocom Communications in practice but was deferred and offset against the debt of Eurocom Communications to Bezeq.
Services agreement, description		The Company's shareholders approved the company’s entering into a Services Agreement with Eurocom Communications pursuant to which it will provide the Company with the services of its Legal Department in consideration of a monthly fee of NIS 20 thousand, plus an annual fixed amount of up to NIS 8 thousand in respect of various other expenses to be paid against receipts and documentation. Based on our prior experience, we estimated that the scope of the legal services provided to the company averaged approximately 60 hours per month on an annual basis. The legal services’ portion of the Services Agreement was terminated on March 31, 2018.
Lease annual rent			₪ 110
Capital fees paid, amount				₪ 288	₪ 110